Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed Unaudited Balance Sheet) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 17,383	¥ 113,423	$ 17,383	¥ 60,871
Total assets	68,299	445,656		465,971
Current liabilities	33,103	215,998		255,487
Total shareholders' equity	34,912	227,804		208,194
Total liabilities and shareholders' equity	68,299	445,656		465,971
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	0	0	$ 1	3	¥ 18	¥ 125
Other current assets	42,955	280,283		298,309
Investments in subsidiaries	0	0		0
Total assets	42,955	280,283		298,312
Current liabilities	10,216	66,656		70,943
Total shareholders' equity	32,740	213,627		227,369
Total liabilities and shareholders' equity	$ 42,956	¥ 280,283		¥ 298,312